Debt - Additional Information (Details) - 4.60% Senior Notes due to related party due 2024 [Member] $ in Millions, ₩ in Billions	9 Months Ended
	Sep. 30, 2023 KRW (₩)	Sep. 30, 2023 USD ($)
Debt Instrument [Line Items]
Related party transaction rate of interest	4.60%
Long term debt instrument maturity date	May 27, 2024	May 27, 2024
Stic [Member]
Debt Instrument [Line Items]
Debt instrument face amount	₩ 100	$ 74